COMMITMENTS - Tangible and Intangible Asset Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 49	€ 91
Property, plant and equipment
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	48	89
Computer Software
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 1	€ 2